Expense Example, No Redemption {- Franklin Conservative Allocation Fund} - Franklin Fund Allocator Series FAS-26 - Franklin Conservative Allocation Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 164
3 Years	510
5 Years	880
10 Years	$ 1,919